VAT AND OTHER TAXES PAYABLE (Details)	Dec. 31, 2021 USD ($)
VAT AND OTHER TAXES PAYABLE
VAT payable	$ 121,602
Surcharge and fees	14,524
Total VAT and Other Taxes Payable	$ 136,126